COMMON SHARES AND TREASURY SHARES	12 Months Ended
Dec. 31, 2019
COMMON SHARES AND TREASURY SHARES
COMMON SHARES AND TREASURY SHARES

NOTE 13 – COMMON SHARES AND TREASURY SHARES

Common shares	2019	2018	2017
	Number of shares	Number of shares	Number of shares
A-shares	74,748,248	74,218,846	62,298,846
B-shares	1	1	1
C-shares	1	1	1
Total	74,748,250	74,218,848	62,298,848

The A-shares are listed on Nasdaq OMX Copenhagen and Nasdaq in New York and are publicly available for trading. Each A-share carries one vote at the general meeting and gives the shareholders right to dividends, liquidation proceeds or other distributions. The A-shares carry no other rights or obligations.

The B-share has one vote at the general meeting, has no pre-emption rights in relation to any issue of new shares of other classes and carries no right to receive dividends, liquidation proceeds or other distributions from TORM. The holder of the B-share has the right to elect one member to the Board of Directors (being the Deputy Chairman), up to three alternates as well as one Board Observer. The B-share cannot be transferred or pledged, except for a transfer to a replacement trustee.

The C-share represents 350,000,000 votes at the general meeting in respect of certain Specified Matters, including election of members to the Board of Directors (including the Chairman but excluding the Deputy Chairman) and certain amendments to the Articles of Association proposed by the Board of Directors. The C-share has no pre-emption rights in relation to any issue of new shares of other classes and carries no right to receive dividends, liquidation proceeds or other distributions from TORM. The C-share cannot be transferred or pledged, except to an affiliate of Njord Luxco.

The B-share and the C-share are redeemable by TORM in the event that (i) TORM has received written notification from Njord Luxco (or its affiliates) that Njord Luxco and its affiliates (as defined in the Articles of Association) hold less than 1/3 in aggregate of TORM’s issued and outstanding shares, (ii) five business days have elapsed from the Board of Directors’ receipt of such written notice either without any Board member disputing such notice or with at least 2/3 of the Board members confirming such notice and (iii) both of the B-share and the C-share are redeemed at the same time.

Issued warrants

Key management participates in an LTIP program, which gives the right to buy TORM shares at a predefined share price. Please refer to note 3.

Treasury shares	2019	2018	2017
Number of shares (‘000)
Balance as of 1 January	312.9	312.9	312.9
Additions	—	—	—
Cancellations	—	—	—
Disposals	—	—	—
Balance as of 31 December	312.9	312.9	312.9

Treasury shares - continued	2019	2018	2017
Nominal value USD ‘000
Balance as of 1 January	3.1	3.1	3.1
Additions	—	—	—
Cancellations	—	—	—
Disposals	—	—	—
Balance as of 31 December	3.1	3.1	3.1

Percentage of share capital
Balance as of 1 January	0.4%	0.5%	0.5%
Additions	—	—	0.0%
Cancellations	—	—	0.0%
Disposals	—	—	—
Dilution, due to capital increases	—	(0.1)%	0.0%
Balance as of 31 December	0.4%	0.4%	0.5%

The total consideration for the treasury shares was USD 0.0m (2018: USD 0.0m, 2017: USD 0.0m). As of 31 December 2019, the Company’s holding of treasury shares represented 312,871 shares (2018: 312,871 shares, 2017: 312,871 shares) of USD 0.01 each at a total nominal value of USD 0.0m (2018: USD 0.0m, 2017: USD 0.0m) and a market value of USD 3.5m (2018: USD 2.1m, 2017: USD 2.7m).